SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                        Pre-Effective Amendment No.: / /
                      Post-Effective Amendment No.: 53 /X/

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              Amendment No.: 54 /X/

                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 431-2197 Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX 76092
                     (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A. 3500 Carew Tower, 441 Vine Street, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         /X/ immediately upon filing pursuant to paragraph (b) / / on (date) pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       Ariston Convertible Securities Fund
                Ariston Internet Convertible Fund - Elite Shares

                                   PROSPECTUS


                                  May 15, 2001



INVESTMENT OBJECTIVE:
Total return



40 Lake Bellevue Drive, Suite 220
Bellevue, Washington 98005

For Information, Shareholder Services and Requests:
Toll Free (888)-387-2273




























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE
RISK/RETURN SUMMARY.............................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

HOW TO BUY SHARES...............................................................

EXCHANGE PRIVILEGE..............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

OTHER INVESTMENT INFORMATION....................................................

FINANCIAL HIGHLIGHTS............................................................


PRIVACY POLICY..................................................................


FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Ariston Convertible Securities Fund
Investment Objective

      The investment objective of the Ariston Convertible Securities Fund is total return.

Principal Strategies

      Under normal circumstances, the Fund will invest at least 65% of its total assets in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the advisor.

      Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact and overall portfolio diversification is enhanced by keeping the common stock in the portfolio. Under normal circumstances, common stocks will comprise no more than 35% of the Fund's portfolio.

      While it is anticipated that the Fund will diversify its investments across a range of industry sectors, certain sectors are likely to be overweighted compared to others because the Fund's advisor seeks the best investment opportunities regardless of sector. The Fund may, for example, be overweighted at times in the technology sector. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

      The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, general market conditions are adverse, or to maintain portfolio diversification.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's strategy may fail to produce the intended results.

o Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.
o Sector Risk. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Fund may have a greater concentration in technology companies and weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.
o Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of these lower rated securities.
o Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:

o    Long-term investors seeking a fund with a total return strategy

o    Investors who can tolerate the greater risks associated with junk bonds

How the Fund has Performed

      The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. On April 30, 1999, the Fund acquired the assets and liabilities of the Lexington Convertible Securities Fund (the "Lexington Fund") in a tax-free reorganization. The Fund is a continuation of the Lexington Fund and, therefore, the bar chart shows changes in the Fund's returns since the inception of the Lexington Fund. The table shows how the Fund's average annual total returns (which include the Lexington Fund) compare over time to those of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of its future performance.
[update for 2000]



       During the period shown, the highest return for a quarter was [67.46]% (Q[4], [1999]); and the lowest return was [-16.04]% (Q[3], [1998]).

Average Annual Total Returns:
                                             One Year       Five Year        Ten Year
The Fund                                      [     ]%       [     ]%         [     ]%
Russell 2000 Index                            [     ]%       [     ]%         [     ]%
Lehman Brothers Government/Corp Bond Index    [     ]%       [     ]%         [     ]%



Ariston Internet Convertible Fund
Investment Objective

      The investment objective of the Ariston Internet Convertible Fund is total return.

Principal Strategies

      Under normal circumstances, the Fund will invest at least 65% of its total assets in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock) of internet companies. Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard and Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the advisor. Internet companies are defined as those companies that have a significant portion of their assets, gross income or net profits committed to or derived from the research, design, development, manufacturing or distribution of products, processes or services for use with the internet or the intranet and related businesses. The Fund anticipates that it will invest predominantly in seasoned companies that have successfully implemented internet strategies. These companies include, for example, companies in the infrastructure, software application and e-commerce sectors of the internet.

      Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact and overall portfolio diversification is enhanced by keeping the common stock in the portfolio. Under normal circumstances, common stocks will comprise no more than 35% of the Fund's portfolio.

      The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, general market conditions are adverse or to maintain portfolio diversification.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's strategy may fail to produce the intended results.

o Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o Internet Concentration Risk. Your investment in the Fund is subject to special risks because the Fund concentrates its investments in internet companies. Internet companies are subject to competitive pressures and changing demands that may have a significant effect on the financial condition of internet companies. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of these companies. In addition, the rate of technological change is generally higher than other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. It is likely that some of today's public internet companies will not exist in the future. The price of many internet stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many internet companies are currently operating at a loss and may never be profitable.

o Volatility Risk. Common stocks of internet companies tend to be more volatile than other investment choices. Because of its narrow focus, the Fund's performance is closely tied to any factors which may affect internet companies and, as a result, is more likely to fluctuate than that of a fund which is invested in a broader range of companies.
o Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of these lower rated securities.
o Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:

o    Long-term investors seeking to diversify into internet securities

o Investors willing to accept significant price fluctuations in their investment

o Investors who can tolerate the greater risks associated with internet investments

o    Investors who can tolerate the greater risks associated with junk bonds

How the Fund has Performed

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The bar chart and performance table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has annual returns of less than one calendar year.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)                               Convertible                  Internet
                                                                                      Securities Fund             Convertible Fund
                                                                                                                   Elite Shares

Maximum Sales Charge (Load) Imposed on Purchases ............................................NONE.........................NONE
Maximum Deferred Sales Charge (Load).........................................................NONE.........................NONE
Redemption Fee...............................................................................NONE.........................NONE
Exchange Fee.................................................................................NONE.........................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees............................................................................2.24%........................2.08%
Distribution (12b-1) Fees1..................................................................0.00%.........................NONE
Other Expenses .............................................................................0.01%........................0.17%
Total Annual Fund Operating Expenses .......................................................2.25%........................2.25%

1 The Ariston Convertible Securities Fund has adopted a 12b-1 Plan that permits the Fund to charge 12b-1 fees of up to 0.25% annually. The Fund's expenses will not be affected by the 12b-1 Plan because the Fund's advisor does not intend to activate the Plan through April 30, 2002.

Example:
      The example below is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                                     1 year            3 years          5 years           10 years

Convertible Securities Fund                          $[     ]          $[     ]         $[     ]          $[     ]

Internet Convertible Fund Elite Shares               $[     ]          $[     ]         $[     ]          $[     ]




                                HOW TO BUY SHARES

      The minimum initial investment in each Fund is $1,000 and the minimum subsequent investments are $50. Either Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this prospectus); and

o    a check  (subject to the minimum  amounts) made payable to the  appropriate
     Fund.

      Mail the application and check to:

      U.S. Mail:  Ariston Funds                               Overnight:    Ariston Funds
                  c/o Unified Fund Services, Inc.                           c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                             431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110                         Indianapolis, Indiana  46204

      By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at 888-387-2273 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Ariston Funds
      Fund Name
      Account Name                           (write in shareholder name)
      For the Account #                      (write in account number)
      D.D.A.#821601382

      You must mail a signed application to Firstar Bank, N.A, the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the applicable Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

      You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
      -your account number(s)       -a check made payable to the Ariston Convertible Securities Fund
      -the name of the Fund         or the Ariston Internet Convertible Fund (Elite Shares)

Checks should be sent to the Ariston Funds at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Funds with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Distribution Plan


      The Convertible Securities Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Convertible Securities Fund pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, the Fund's expenses will not be affected by the 12b-1 Plan because the Fund's advisor does not intend to activate the Plan through April 30, 2002. The Internet Convertible Fund Elite Shares has not adopted a Rule 12b-1 Plan.


Description of Classes

      The Internet Convertible Fund currently offers two classes of shares:
Elite Shares and Premier Shares. Each Class is subject to different expenses and a different sales charge structure. The Elite Shares pay no sales charges or distribution expenses. The Premier Shares pay a maximum sales charge of 4.0% and distribution expenses of up to 0.70% annually.

      When purchasing shares of the Internet Convertible Fund, specify which Class you are purchasing. The differing expenses applicable to the different Classes of the Fund's shares may affect the performance of those Classes. Broker-dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one Class than another.


Tax Sheltered Retirement Plans

      Since the Funds are is oriented to longer-term investments, the Funds may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Funds' transfer agent about the IRA custodial fees.

Other Purchase Information

      Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                               EXCHANGE PRIVILEGE

      By telephoning the Funds at (888)-387-2273 or writing the Funds at P.O. Box 6110, Indianapolis, Indiana 46206-6110, you may exchange, without charge, any or all of your no-load shares in a Fund for no-load shares of the other Ariston Fund. Exchanges may be made only if the Fund in which you wish to invest is registered in your state of residence.

      You may make up to one exchange out of each Fund during a calendar month and four exchanges out of each Fund during a calendar year. This limit helps keep each Fund's net asset base stable and reduces the Fund's administrative expenses. In times of extreme economic or market conditions, exchanging Fund shares by telephone may be difficult.

      Redemptions of shares in connection with exchanges into or out of a Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for federal income tax purposes.



     All exchanges out of a Fund into the other Fund are subject to the minimum and subsequent investment requirements of the Fund in which you are investing. Exchanges may be made through a third party that maintains an omnibus account for all shareholders of the Funds. The Funds assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.


                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

      U.S. Mail:  Ariston Funds                      Overnight:  Ariston Funds
                  c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                  431 North Pennsylvania Street
                  Indianapolis, Indiana  46206-6110              Indianapolis, Indiana  46204

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in a Fund by calling the Funds' transfer agent at 888-387-2273. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Funds' transfer agent at 888-387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.

      Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the applicable Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Funds' advisor at their fair value, according to procedures approved by the Funds' board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.


      Taxes. In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.


      Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUNDS


      Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 serves as investment advisor to the Funds. The advisor was founded in 1977 and provides investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts, and as of December 31, 2000 managed approximately $45 million in assets.


      Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of each Fund's portfolio since its inception. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell's primary responsibilities have been portfolio management and investment research.


      Under the terms of each Fund's management agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Ariston Convertible Securities Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less 12b-1 expenses and fees and expenses of the non-interested person trustees. During the fiscal year ended December 31, 2000, the Convertible Securities Fund paid the advisor a fee equal to 2.24% of its average daily net assets. As compensation for its management services and agreement to pay the Fund's expenses, the Ariston Internet Convertible Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less fees and expenses of the non-interested person trustees. During the period May 1, 2000 through December 31, 2000, the Internet Convertible Fund paid the advisor a fee equal to 2.06% of its average daily net assets.


      The advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                          OTHER INVESTMENT INFORMATION

General

      The investment objective of each Fund may be changed without shareholder approval.

      From time to time, each Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities

      Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

High Yield Debt Securities

      High yield debt securities in which a Fund may invest are commonly referred to as "junk bonds." The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and each Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor's ability to accurately value junk bonds and on each Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

      There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Funds to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.

                              FINANCIAL HIGHLIGHTS


      The following tables are intended to help you better understand the Funds' financial performance. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The table for the Convertible Securities Fund includes audited information of the Lexington Fund for the fiscal years ended December 31, 1996 through 1998, which were audited by the Lexington Fund's independent auditors. All other information in the tables have been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request.


Ariston Convertible Securities Fund
                                                       Years Ended December 31,
                                                       ----------------------------------- -------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       2000             1999 (a)         1998             1997            1996
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
Selected Per Share Data
Net asset value, beginning of period                   $ 25.00           $ 15.36          $ 15.08          $ 13.66         $ 13.66
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
Income from investment operations:
   Net investment income (loss)                        (0.58)           (0.11)           0.00             0.11            0.11
   Net realized and unrealized gain (loss)
      on investments                                   (3.11)           14.49            0.31             1.68            0.55
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
Total from investment operations                       (3.69)           14.38            0.31             1.79            0.66
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------

Less distributions:
   Distributions from net investment income            0.00             0.00             0.00             (0.11)          (0.11)
   Distributions from net realized gains               0.00             (4.74)           (0.03)           (0.26)          (0.55)
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
Total distributions                                    0.00             (4.74)           (0.03)           (0.37)          (0.66)
                                                       ---------------  ---------------  ---------------  --------------  ----------
                                                       ---------------  ---------------  ---------------  --------------  ----------
Net asset value, end of period                          $ 21.31          $ 25.00          $ 15.36          $ 15.08         $ 13.66
                                                       ===============  ===============  ===============  ==============  ==========
                                                       ===============  ===============  ===============  ==============  ==========

Total Return                                           (14.76)%         94.61%           2.09%            13.16%          4.89%

Ratios and Supplemental Data
Net assets, end of period (000)                        $18,966          $15,960          $10,385          $10,345         $11,208
Ratio of expenses to average net assets                2.25%            2.10%            2.32%            2.38%           2.39%
Ratio of expenses to average net assets
   before reimbursement                                2.28%
Ratio of net investment income to
   average net assets                                  (2.30)%          (0.59)%          (0.13)%          0.79%           0.77%
Ratio of net inverstment income to
   average net assets before reimbursement             (2.33)%
Portfolio turnover rate                                47.83%           32.89%           27.79%           30.47%          18.45%

(a)  See note 1 of the Notes to the Financial Statements.



Ariston Internet Convertible Fund  - Elite Shares
                                                                                       Period ended
                                                                                       Dec. 31, 2000 (a)
                                                                                       -----------------------
Selected Per Share Data
Net asset value, beginning of period                                                    $ 10.00
                                                                                       ------------------
Income from investment operations:
   Net investment loss                                                                 (0.13)
   Net realized and unrealized gain (loss) on investments                              (2.16)
                                                                                       ------------------
Total from investment operations                                                       (2.29)
                                                                                       ------------------
Less distributions:
   Distributions from net investment income                                            0.00
   Distributions from net realized gains                                               0.00
                                                                                       ------------------
Total distributions                                                                    0.00
                                                                                       ------------------
                                                                                       ------------------
Net asset value, end of period                                                          $ 7.71
                                                                                       ==================

Total Return                                                                           (22.90)%          (b)
Ratios and Supplemental Data
Net assets, end of period (000)                                                        $666
Ratio of expenses to average net assets                                                2.25%             (c)
Ratio of net investment income to average net assets                                   (2.06)%           (c)
Portfolio turnover rate                                                                40.64%            (c)
(a) May 1, 2000 (commencement of operations) through December 31, 2000.
(b) For a period of less than a full year, the total return is not annualized.
(c) Annualized


                                 PRIVACY POLICY

      The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at 888-387-2273 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-9096









                                          Ariston Internet Convertible Fund
                                                    Premier Shares

                                                      PROSPECTUS


                                                    May 15, 2001



INVESTMENT OBJECTIVE:
Total return



40 Lake Bellevue Drive, Suite 220
Bellevue, Washington 98005

For Information, Shareholder Services and Requests:
Toll Free (888)-387-2273




























The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
11141 5/2/01 12:24 AM

                                                  TABLE OF CONTENTS

                                                                            PAGE

RISK/ RETURN SUMMARY............................................................

FEES AND EXPENSES OF INVESTING IN THE FUND......................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUND..........................................................

OTHER INVESTMENT INFORMATION....................................................


PRIVACY POLICY..................................................................


FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

Ariston Internet Convertible Fund
Investment Objective

      The investment objective of the Ariston Internet Convertible Fund is total return.

Principal Strategies

      Under normal circumstances, the Fund will invest at least 65% of its total assets in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock) of internet companies. Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as "junk bonds") rated as low as Caa by Moody's Investors Service, Inc. ("Moody's") or CCC by Standard and Poor's Corporation ("S&P") or, if unrated, of comparable quality in the opinion of the advisor. Internet companies are defined as those companies that have a significant portion of their assets, gross income or net profits committed to or derived from the research, design, development, manufacturing or distribution of products, processes or services for use with the internet or the intranet and related businesses. The Fund anticipates that it will invest predominantly in seasoned companies that have successfully implemented internet strategies. These companies include, for example, companies in the infrastructure, software application and e-commerce sectors of the internet.

      Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund's advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals, and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact and overall portfolio diversification is enhanced by keeping the common stock in the portfolio. Under normal circumstances, common stocks will comprise no more than 35% of the Fund's portfolio.

      The Fund may sell a security if the Fund's advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, general market conditions are adverse, or to maintain portfolio diversification.

Principal Risks of Investing in the Fund

o Management Risk. The advisor's strategy may fail to produce the intended results.

o Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o Internet Concentration Risk. Your investment in the Fund is subject to special risks because the Fund concentrates its investments in internet companies. Internet companies are subject to competitive pressures and changing demands that may have a significant effect on the financial condition of internet companies. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of these companies. In addition, the rate of technological change is generally higher than other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. It is likely that some of today's public internet companies will not exist in the future. The price of many internet stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many internet companies are currently operating at a loss and may never be profitable.

o Volatility Risk. Common stocks of internet companies tend to be more volatile than other investment choices. Because of its narrow focus, the Fund's performance is closely tied to any factors that may affect internet companies and, as a result, is more likely to fluctuate than that of a fund that is invested in a broader range of companies.
o Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
o High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund's ability to sell its junk bonds (liquidity risk). See "High Yield Debt Securities" for a more detailed discussion of these lower rated securities.
o Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund's share price may decline.
o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Is the Fund Right for You?

      The Fund may be suitable for:

o    Long-term investors seeking to diversify into internet securities

o Investors willing to accept significant price fluctuations in their investment

o Investors who can tolerate the greater risks associated with internet investments

o    Investors who can tolerate the greater risks associated with junk bonds

How the Fund has Performed

      Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The bar chart and performance table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has annual returns of less than one calendar year.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

      The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases1 ............................................................4.00%
Maximum Deferred Sales Charge (Load)...........................................................................NONE
Redemption Fee.................................................................................................NONE
Exchange Fee...................................................................................................NONE


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees2..............................................................................................2.06%
Distribution (12b-1) Fees.....................................................................................0.70%
Other Expenses ...............................................................................................0.19%
Total Annual Fund Operating Expenses .........................................................................2.95%

1 The sales load is 4.00% for purchases less than $25,000, declining to 0.75% for purchases of $500,000 or more.

Example:
      The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

               1 year           3 years           5 years           10 years
              $[     ]          $[     ]          $[     ]         $[     ]



                                HOW TO BUY SHARES

      The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $50. The Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

      By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this prospectus); and

o    a check (subject to the minimum amounts) made payable to the Fund.

      Mail the application and check to:

      U.S. Mail:  Ariston Internet Convertible       Overnight:  Ariston Internet Convertible
                  Fund - Premier Shares                          Fund - Premier Shares
                  c/o Unified Fund Services, Inc.                c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                  431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110               Indianapolis, Indiana 46204


      Shares of the Fund are purchased at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.

================================================= ==================================== =====================================
                                                         Sales Load as of % of:
                                                   Public                 Net
                                                  Offering            Amount                 Dealer Reallowance as %
             Amount of Investment                   Price              Invested        of Public Offering Price
------------------------------------------------- ------------------------------------ -------------------------------------
Less Than $25,000                                 4.00%                 4.17%                          3.75%
------------------------------------------------- ------------------------------------ -------------------------------------
$25,000 but less than $50,000                     3.00%                 3.09%                          2.75%
------------------------------------------------- ------------------------------------ -------------------------------------
$50,000 but less than $100,000                    2.50%                 2.56%                          2.25%
------------------------------------------------- ------------------------------------ -------------------------------------
$100,000 but less than $250,000                   2.00%                 2.04%                          1.85%
------------------------------------------------- ------------------------------------ -------------------------------------
$250,000 but less than $500,000                   1.50%                 1.52%                          1.40%
------------------------------------------------- ------------------------------------ -------------------------------------
------------------------------------------------- ------------------------------------ -------------------------------------
$500,000 or more                                  0.75%                 0.76%                          0.70%
================================================= ==================================== =====================================

      Under certain circumstances, the Distributor may change the reallowance to Dealers. For the initial three months of the Fund's operations, the dealer reallowance will equal 100% of the sales load. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

      By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at 888-387-2273 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Ariston Internet Convertible Fund - Premier Shares
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)
      D.D.A.#821601382

      You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Reduced Sales Load

      You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of the Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum total investment under a Letter of Intent is $25,000. Shareholders should contact the transfer agent for information about the Right of Accumulation and Letter of Intent.

Additional Investments

      You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

      -your name                    -the name of your account(s)
      -your account number(s)       -a check made payable to Ariston Internet
                                     Convertible Fund - Premier Shares

Checks should be sent to the Ariston Internet Convertible Fund at the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Distribution Plan

      The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its Premier Shares and allows the Fund to pay for services provided to shareholders of Premier Shares. Shareholders of the Premier Shares pay annual 12b-1 expenses of 0.70%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Description of Classes

      The Fund currently offers two classes of shares: Elite Shares and Premier Shares. Each Class is subject to different expenses and a different sales charge structure. The Premier Shares pay a maximum sales charge of 4.0% and distribution expenses of up to 0.70% annually. The Elite Shares pay no sales charge or distribution expenses.

      When purchasing shares, specify which Class you are purchasing. The differing expenses applicable to the different Classes of the Fund's shares may affect the performance of those Classes. Broker-dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one Class than another.

Tax Sheltered Retirement Plans

      Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

Other Purchase Information

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                              HOW TO REDEEM SHARES

      You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

      U.S. Mail:  Ariston Internet Convertible     Overnight:  Ariston Internet Convertible
                  Fund - Premier Shares                        Fund - Premier Shares
                  c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204


      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

      By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 888-387-2273. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving, and in a timely fashion, responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at 888-387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $1,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.


      Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.


      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


      Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 serves as investment advisor to the Fund. The advisor was founded in 1977 and provides investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts, and as of December 31, 2000 managed approximately $45 million in assets.


      Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell's primary responsibilities have been portfolio management and investment research.


      Under the terms of the Fund's management agreement, the advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, less fees and expenses of the non-interested person trustees. During the period May 1, 2000 through December 31, 2000, the Internet Convertible Fund paid the advisor a fee equal to 2.06% of its average daily net assets.


      The advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                          OTHER INVESTMENT INFORMATION

General

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities

      Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer's capital structure and they are usually of higher quality and normally entail less risk than the issuer's common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

High Yield Debt Securities

      High yield debt securities in which the Fund may invest are commonly referred to as "junk bonds." The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and the Fund's net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor's ability to accurately value junk bonds and on the Fund's ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.
      There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities' liquidity.

                              FINANCIAL HIGHLIGHTS


      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

      Premier Share Class                                                     Period ended
                                                                              Dec. 31, 2000 (a)
                                                                              ---------------------------
      Selected Per Share Data
      Net asset value, beginning of period                                     $ 10.00
                                                                              ---------------------
      Income from investment operations:
         Net investment loss                                                  (0.17)
         Net realized and unrealized gain (loss)
            on investments                                                    (2.18)
                                                                              ---------------------
                                                                              ---------------------
      Total from investment operations                                        (2.35)
                                                                              ---------------------

      Less distributions:
         Distributions from net investment income                             0.00
         Distributions from net realized gains                                0.00
                                                                              ---------------------
      Total distributions                                                     0.00
                                                                              ---------------------
                                                                              ---------------------
      Net asset value, end of period                                           $ 7.65
                                                                              =====================

      Total Return                                                            (23.50)%             (b)

      Ratios and Supplemental Data
      Net assets, end of period (000)                                         $ 78
      Ratio of expenses to average net assets                                 2.95%                (c)
      Ratio of net investment income to average net assets                    (2.65%)              (c)
      Portfolio turnover rate                                                 40.64%               (c)
      (a) May 1, 2000 (commencement of operations) through December 31, 2000.
      (b) For a period of less than a full year, the total return is not annualized.
      (c) Annualized


                                 PRIVACY POLICY

         The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

      Call the Fund at 888-387-2273 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.























Investment Company Act #811-9096







                                  ARISTON FUNDS

                       ARISTON CONVERTIBLE SECURITIES FUND

                        ARISTON INTERNET CONVERTIBLE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2001

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses of the Ariston Funds dated May 1, 2001. This SAI incorporates by reference the Ariston Funds' Annual Report to Shareholders for the year ended December 31, 2000. A free copy of the Prospectuses or Annual Report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-387-2273.


                                TABLE OF CONTENTS
                                                                            PAGE

DESCRIPTION OF THE TRUST AND FUNDS..............................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISOR..........................................................

DISTRIBUTION PLAN...............................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................


FUND SERVICES...................................................................


ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

FINANCIAL STATEMENTS............................................................

DESCRIPTION OF THE TRUST AND FUNDS


      The Ariston Convertible Securities Fund was organized as a diversified series of AmeriPrime Funds (the "Trust") on February 24, 1999. On April 30, 1999, the Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Ariston Convertible Internet Fund was organized as a diversified series of the Trust on February 29, 2000 and commenced operations on May 2, 2000. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The Funds' investment advisor is Ariston Capital Management Corporation (the "Advisor").


      The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Funds' transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

      Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Funds have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Funds are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Funds' shareholders.


      As of April 26, 2001, the following persons may be deemed to beneficially own or hold or record five percent (5%) or more of the Ariston Convertible Securities Fund: Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, California 94104 - 34.37%; J and M Trust, 2147 La Paz, Palm Springs, California 92264 - 9.64%; and National Financial Service Corp, 200 Liberty Street, New York, New York 10281-1003 - 6.02%.

      As of April 26, 2001, Schwab may be deemed to control the Ariston Convertible Securities Fund as a result of its beneficial ownership of the shares of the Fund. As the controlling shareholder, it would control the outcome of any proposal submitted to the shareholders for approval including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

      As of April 26, 2001, the officers and Trustees as a group owned less than one percent of the Ariston Convertible Securities Fund.

     As of April 26, 2001, the following persons may be deemed to beneficially own or hold or record five percent (5%) or more of the Ariston Internet Convertible Fund Premier Shares: Investec Ernest & Co., 1 Battery Park Plaza, New York, New York 10004-1405 - 98.64%.

      As of April 26, 2001, the following persons may be deemed to beneficially own or hold or record five percent (5%) or more of the Ariston Internet Convertible Fund Elite Shares: Ariston Capital Management Corp., 40 Lake Bellevue Drive, Bellevue, Washington 98006 - 21.99%; Donaldson Lufkin Jenrette, Post Office Box 2052, Jersey City, New Jersey 07303-9996 - 19.21%; J and M Trust, 2147 La Paz, Palm Springs, California 92264 - 12.11%; Richard B. Russell, 9705 Northeast 13th Street, Belleview, Washington 98004 - 6.94%; Theresa C. Stuhrman, 11719 Northeast 60th Avenue, Vancouver, Washington 98686 - 6.33%; and Julie Walker, 131 North Citrus Avenue, Los Angelas 90036- 5.95%.

         As of April 26, 2001, the officers and Trustees as a group owned less than one percent of the Ariston Internet Convertible Fund.


      For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectuses. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectuses and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS

      This section contains a detailed discussion of some of the investments the Funds may make and some of the techniques it may use.

         A. High Yield Debt Securities ("Junk Bonds"). The widespread expansion of government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

      The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Funds defaulted, the Funds could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and each Fund's net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption of call provisions. If an issuer exercises these provisions in a declining interest rate market, the Funds would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield securities value will decrease in a rising interest rate market, as will the value of the applicable Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset based upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

      In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on each Fund's ability to accurately value high yield securities and the Fund's assets and on the Fund's ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

      New laws and proposed new laws may have an impact on the market for high yield securities. For example, new legislation requiring federally-insured savings and loan associations to divest their investments in high yield securities and pending proposals designed to limit the use, or tax and other advantages of high yield securities which, if enacted, could have a material effect on each Fund's net asset value and investment practices.

      There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, each Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date. Also, the shareholders are taxed on this interest event if the Funds do not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Funds may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce each Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

      Finally, there are risks involved in applying credit ratings as method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, each Fund (in conjunction with its investment advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities liquidity so each Fund can meet redemption requests.

      A description of the rating categories is contained in the Appendix.

      B. Warrants. Each Fund may invest up to 5% of its total assets at the time of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.

      C. Options Transactions. Each Fund may write (sell) covered call options and may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which each Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When a Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When a Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

      D. Collateralized Short Sales. Each Fund may make short sales of common stocks, provided they are "against the box," i.e., each Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. Each Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. A Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.


     E. U.S. Government Securities. Each Fund may invest in securities issued -------------------------- or guaranteed by the U.S.government, its agencies and instrumentalities ("U.S. Government Securities"). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

      F. Repurchase Agreements. Each Fund may invest in repurchase agreements fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with Firstar Bank, N.A. (the Funds' custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.


      G. Illiquid Securities. The portfolio of each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and certain restricted securities. Neither Fund will invest more than 10% of its net assets in illiquid securities.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of Fund securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

      The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. Rule 144A securities are not considered to be illiquid for purposes of each Fund's illiquid securities policy, which limits each Fund's investment in illiquid securities to 10% of its net assets, if such securities are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

      The Advisor will monitor the liquidity of Rule 144A securities in each Fund's holdings under the supervision of the Fund's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectuses and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. Neither Fund will borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.


      2. Senior Securities. Neither Fund will issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.


     3. Underwriting. Neither Fund will act as underwriter of securities ------------ issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. Neither Fund will purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. Neither Fund will purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. Neither Fund will make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. Neither Fund will invest 25% or more of its total ------------- assets in a particular industry except that the Ariston Internet Convertible Fund may invest more than 25% of its assets in the internet industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

      1. Pledging. Neither Fund will mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2.  Borrowing.  Neither Fund will engage in borrowing.
          ---------

      3. Margin Purchases. Neither Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

      4.  Short Sales.  Neither Fund will effect short sales of securities
          -----------
Statement of Additional Information.

     5. Options. Neither Fund will purchase or sell puts, calls, options or straddles except as described in the ------- except as described in the Prospectuses or Prospectuses or Statement of Additional Information.

     6. Illiquid Investments. Neither Fund will invest more than 10% of its -------------------- total assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     7. Loans of Portfolio Securities. Neither Fund will make loans of ----------------------------- portfolio securities.

THE INVESTMENT ADVISOR


     The Advisor is Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russell, may be deemed to be a controlling person of the Advisor.

      Under the terms of the management agreement (the "Agreement"), the Advisor manages the Funds' investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund less brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses and securities sold short and interest), fees and expenses of the non-interested person trustees, extraordinary expenses and 12b-1 expenses. For the period May 1, 1999 (commencement of operations) through December 31, 1999, and for the fiscal year ended December 31, 2000, the Ariston Convertible Securities Fund paid advisory fees of $[ ] and $[ ], respectively. For the period May 1, 2000 (commencement of operations) through December 31, 2000, the Ariston Internet Convertible Fund paid advisory fees of $[ ].


      The Advisor retains the right to use the name "Ariston" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Ariston" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on either Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

DISTRIBUTION PLAN

      Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Ariston Convertible Securities Fund permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Fund. The Plan for the Ariston Internet Convertible Fund, which relates only to the Premier class of shares, permits the Fund to pay directly, or reimburse the Advisor or Distributor, for distribution expenses in an amount not to exceed 0.70% of the average daily net assets of the Premier class of shares. The Trustees expect that the Plans will significantly enhance each Fund's ability to distribute its shares.

      Under each Plan, the Trust may engage in any activities related to the distribution of each Fund's shares (with respect to the Ariston Internet Convertible Fund, only the shares of the Premier class), including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including, allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund;
(d) costs of formulating and implementing marketing and promotional activities, including, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.


     Each Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of a Plan and the related agreements must be approved by the Trustees annually, in the same manner, and either Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund (with respect to the Ariston Internet Convertible Fund, only the shares of the Premier class). Any amendment increasing the maximum percentage payable under a Plan must be approved by a majority of the outstanding shares of the Fund (with respect to the Ariston Internet Convertible Fund, only the shares of the Premier class), and all other material amendments to the Plan or any related agreement must be approved by the Board of Trustees, including a majority of the independent Trustees.

TRUSTEES AND OFFICERS

      The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                        Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       Managing Director of Unified Fund Services, Inc., the Fund's
1793 Kingswood Drive                 Secretary and    transfer agent, fund accountant and administrator, since October
Suite 200                            Trustee          2000.  President, Treasurer and Secretary of AmeriPrime Financial
Southlake, Texas  76092                               Services, Inc., a fund administrator, (which merged with Unified
Year of Birth:  1958                                  Fund Services, Inc.) from 1994 through October 2000.  President,
                                                      Treasurer and Secretary of
                                                      AmeriPrime Financial
                                                      Securities, Inc., the
                                                      Fund's distributor, from
                                                      1994 through November
                                                      2000; President and
                                                      Trustee of AmeriPrime
                                                      Advisors Trust and
                                                      AmeriPrime Insurance
                                                      Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
*Robert A. Chopyak                   Treasurer and    Assistant Vice-President of Financial Administration of Unified Fund
1793 Kingswood Drive                 Chief            Services, Inc., the Fund's transfer agent, fund accountant and
Suite 200                            Financial        administrator, since August 2000.  Manager of AmeriPrime Financial
Southlake, Texas  76092              Officer          Services, Inc. from February 2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing Y2K testing, January 1999 to January 2000.  Vice
                                                      President of Fund Accounting, American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
2001 N. Indianwood Avenue                             services company; various positions with Carbo Ceramics, Inc., oil
Broken Arrow, OK  74012                               field manufacturing/supply company, from 1984 to 1997, most recently
Year of Birth:  1957                                  Vice President of Marketing.
------------------------------------ ---------------- ----------------------------------------------------------------------
Gary E. Hippenstiel Trustee Director, Vice President and Chief Investment
Officer of Legacy 600 Jefferson Street Trust Company since 1992; President and
Director of Heritage Trust Suite 350 Company from 1994-1996; Vice President and
Manager of Investments of Houston, TX 77002 Kanaly Trust Company from 1988 to
1992.
Year of Birth:  1947
==================================== ================ ======================================================================


      The compensation paid to the Trustees of the Trust for each Fund's fiscal year ended December 31, 2000 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.


====================================== ========================== =======================================
Name                                   Aggregate                  Total Compensation
                                       Compensation               from Trust (the Trust is
                                       from Trust                 not in a Fund Complex)
-------------------------------------- -------------------------- ---------------------------------------
Kenneth D. Trumpfheller                             0                               0
-------------------------------------- -------------------------- ---------------------------------------
Steve L. Cobb                                   $[     ]                        $[     ]
-------------------------------------- -------------------------- ---------------------------------------
Gary E. Hippenstiel                             $[     ]                        $[     ]
====================================== ========================== =======================================


PORTFOLIO TRANSACTIONS AND BROKERAGE

      Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

      The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Funds and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


      When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable. For the period May 1, 1999 (commencement of operations) through December 31, 1999, and for the fiscal year ended December 31, 2000, the Ariston Convertible Securities Fund paid brokerage fees of $[ ] and $[ ], respectively. For the period May 1, 2000 (commencement of operations) through December 31, 2000, the Ariston Internet Convertible Fund paid brokerage fees of $[ ].

      The Trust, the Advisor and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the SEC.



DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectuses.


      Common stocks which are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean between the last bid and ask price except when, in the Advisor's opinion, the mean price does not accurately reflect the current value of the security. When market quotations are not readily available, when the Advisor determines the mean price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      All other securities generally are valued at the mean between the last bid and ask price, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

      The Funds may periodically advertise "average annual total returns." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                   P(1+T)n=ERV

      Where:      P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

      In addition to providing average annual total return, the Funds may also provide non-standardized quotations of total return for differing periods and may provide the value of a $10,000 investment (made on the date of the initial public offering of each Fund's shares) as of the end of a specified period.


      Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of each Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. For the one, five and ten year periods ended December 31, 2000, the Ariston Convertible Securities Fund's average annual total returns were [ ]%, [ ] % and [ ]%, respectively. For the period May 1, 2000 (commencement of operations) through December 31, 2000, the Ariston Internet Convertible Fund's average annual total return was [ ]%.

      From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Funds may use indices such as the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

      In addition, the performance of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

      Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds' investments. The custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

FUND SERVICES


      Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

       In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the period May 1, 1999 (commencement of operations) through December 31, 1999 and for the fiscal year ended December 31, 2000, Unified received $[ ] and $[ ], respectively, from the Advisor on behalf of the Ariston Convertible Securities Fund for these accounting services. For the period May 1, 2000 (commencement of operations) through December 31, 2000, Unified received $[ ] from the Advisor on behalf of the Ariston Internet Convertible Fund for these accounting services.

      Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period May 1, 1999 (commencement of operations) through December 31, 1999 and for the fiscal year ended December 31, 2000, Unified received $[ ] and $[ ], respectively, from the Advisor on behalf of the Ariston Convertible Securities Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc. ("AFS") which merged with Unified on that date). For the period May 1, 2000 (commencement of operations) through December 31, 2000, Unified received $[ ] from the Advisor on behalf of the Ariston Internet Convertible Fund for these administrative services (prior to October 12, 2000, these fees were paid to AFS).


ACCOUNTANTS

      The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the fiscal year ending December 31, 2001. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


      Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.


FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are incorporated herein by reference to the Funds' Annual Report to Shareholders for the period ended December 31, 2000. The Trust will provide the Annual Report without charge by calling the Funds at 888-387-2273.

                                   APPENDIX A
                      DESCRIPTION OF CORPORATE BOND RATINGS
                       STANDARD & POOR'S RATINGS SERVICES

      The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

      The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default-capacity and willingness of the obliger as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.      Nature and provisions of the obligation.

     III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

      AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC", and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      BB - Debt rate "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.

      B - Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

      CCC - Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

      CC - The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

      C - The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      C1 - The rating "C1" is reserved for income bonds on which no interest is being paid.

      D - Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC.

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

AmeriPrime Funds

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a)  Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xv) Copy of Amendments No. 14-17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xvi) Copy of Amendments No. 18-19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvii) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

     (c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., adviser to the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, adviser to the Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement with GLOBALT, Inc., adviser to the GLOBALT Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

      (vi) Copy of Registrant's Management Agreement with Corbin & Company, adviser to the Corbin Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Spectrum Advisory Services, Inc., adviser to the Marathon Value Portfolio, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (viii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (ix) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (x) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., adviser to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xi) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 44, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with Martin Capital Advisors L.L.P., adviser to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

      (xiii) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, adviser to the GJMB Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., adviser to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (xv) Copy of Registrant's Management Agreement with Northern Trust Quantitative Advisors, Inc., adviser to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (xvi) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

      (xvii) Copy of Registrant's Management Agreement with Auxier Asset Management, LLC, adviser to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xix) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xx) Copy of Registrant's Management Agreement with Cash Management Systems, Inc. ("CMS"), adviser to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

      (xxi) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (xxii) Copy of Registrant's Management Agreement with Leader Capital Corp., adviser to the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

     (xxiii) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xxiv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xxv) Copy of Registrant's Management Agreement with Shepherd Advisory Services, Inc., adviser to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (xxvi) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Templeton Portfolio Advisory, sub-adviser to the Shepherd Values International Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

     (xxvii) Copy of Interim Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Nicholas-Applegate Capital Management, sub-adviser to the Shepherd Values Small-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (xxviii) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Potomac Asset Management Company, Inc., sub-adviser to the Shepherd Values Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 34, is hereby incorporated by reference.

     (xxix) Copy of Sub-Advisory Agreement between Shepherd Advisory Services, Inc. and Cornerstone Capital Management, Inc., sub-adviser to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xxx) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xxxi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xxxii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (xxxiii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, adviser to the Fountainhead Kaleidoscope Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 38, is hereby incorporated by reference.

      (xxxiv) Copy of Registrant's Management Agreement with Ariston Capital Management Corporation, adviser to the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.

     (xxxv) Copy of Registrant's Management Agreement with CommonWealth Advisors, Inc., adviser to the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

(e)      Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.  None.

(g) Custodian Agreements.

     (i) Copy of Registrant's  Agreement with the custodian,  Firstar Bank, N.A.
(formerly   Star  Bank),   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund and the Florida Street Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

      (iv) Copy of Registrant's Agreement with State Street Bank and Trust Company, custodian to The Cash Fund - to be supplied.

(h) Other Material Contracts.


     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.


      (ii) Copy of Amended Exhibit A to the Administrative Services Agreement - to be supplied.

     (iii) Copy of the Master-Feeder Participation Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (iv) Copy of Sub-Administration Agreement for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

      (v)  Copy of Administration Agreement for The Cash Fund - to be supplied.

(i) Legal Opinion.

     (i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (ii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

     (iii) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

      (iv)  Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

(j)      Other Opinions.

     (i)  Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (ii)  Consent  of Ernst & Young  LLP,  which  was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  49,  is  hereby  incorporated  by reference.

(k)  Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m)   Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

      (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

      (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (vii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

     (viii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Leader Converted Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 27, is hereby incorporated by reference.

      (ix) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

      (x) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Large-Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (xi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (xii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Ariston Internet Convertible Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (xiii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xiv) Copy of Registrant's Rule 12b-1 Distribution Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xv) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (xvi) Copy of Registrant's Shareholder Servicing Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.


     (xvii) Copy of Registrant's Rule 12b-1 Distribution Plan for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 53, is hereby incorporated by reference.

     (xviii) Copy of Registrant's Shareholder Servicing Plan for The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective No. 53, is hereby incorporated by reference.



(n)  Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Ariston Internet Convertible Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is hereby incorporated by reference.

     (v) Rule 18f-3 Plan for the Florida Street Bond Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is hereby incorporated by reference.

     (vi) Rule 18f-3 Plan for the Florida Street Growth Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  42,  is  hereby
incorporated by reference.

(o) Reserved.

(p) Codes of Ethics.

     (i) Code of Ethics of Registrant, its underwriter and advisers, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is hereby incorporated by reference.



     (ii) Code of Ethics of Northern Trust Quantitative Advisors, Inc., adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 47, is hereby incorporated by reference.



(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (ii) Powers of Attorney for Trustees of the Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

     (iii) Power of Attorney for the President (and a Trustee) of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 35, is hereby incorporated by reference.

     (iv) Power of Attorney for the  Treasurer of the Trust,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  43,  is  hereby
incorporated by reference.

     (v) Powers of Attorney for the Trustees of the AMR Investment Services Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, are hereby incorporated by reference.


Item 24. Persons Controlled by or Under Common Control with the Fund (As of April 25, 2001)

     (a) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (69.48%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

(b) Carl J. Domino may be deemed to control the Carl Domino Growth Fund, the Carl Domino Global Equity Income Fund and the Carl Domino Equity Income Fund (the "Funds") as a result of his beneficial ownership of the Funds (65.62%), (96.86%) and (35.10%), respectively. As a result, the Funds may be deemed to be under the common control of Carl J. Domino.


Item 25.  Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

      Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

      Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

      Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) Northern Trust Quantitative Advisors, Inc. ("Northern"), 50 South LaSalle Street, Chicago, Illinois 60675, adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino Global Equity Income Fund, is a registered investment adviser.

     (i) Northern has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Northern is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33358).

(b) King Investment Advisors, Inc. ("King"), 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898, adviser to the Fountainhead Special Value Fund and the Fountainhead Kaleidoscope Fund, is a registered investment adviser.

     (i) King has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of King is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-27224).

(c) GLOBALT, Inc. ("GLOBALT"), 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305, adviser to the GLOBALT Growth Fund, is a registered investment adviser.

     (i) GLOBALT has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of GLOBALT is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38123).

     (d) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of IMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-33939).

(e) CommonWealth Advisors, Inc. ("CommonWealth"), 929 Government Street, Baton Rouge, Louisiana 70802, adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

     (i) CommonWealth has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of CommonWealth is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-39749).

(f) Corbin & Company ("Corbin"), 6300 Ridglea Place, Suite 1111, Fort Worth, Texas 76116, adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

     (i) Corbin has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Corbin is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41371).

(g) Spectrum Advisory Services, Inc. ("Spectrum"), 1050 Crown Pointe Parkway, Suite 950, Atlanta, Georgia 30338, adviser to the Marathon Value Portfolio, is a registered investment adviser.

     (i) Spectrum has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Spectrum is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-40286).

(h) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Jumper is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45453).

(i) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.

     (i) AAM has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of AAM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-41463).

(j) Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Avenue, Suite 1540, Austin, TX 78701, adviser to the Austin Opportunity Fund, the Texas Opportunity Fund, and the U.S. Opportunity Fund, is a registered investment adviser.

     (i) Martin has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Martin is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55669).

(k) Gamble, Jones, Morphy & Bent, Inc. ("GJMB"), 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101, adviser to the GJMB Fund, is a registered investment adviser.

     (i) GJMB has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of GJMB is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-36855).

(l) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Dobson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56099).

(m) Auxier Asset Management, LLC ("Auxier"), 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062, adviser to the Auxier Focus Fund, is registered investment adviser.

     (i) Auxier has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Auxier is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55757).

(n) Shepherd Advisory Services, Inc. ("Shepherd"), 2505 21st Avenue, Suite 204, Nashville, Tennessee 37212, adviser to the Shepherd Values Funds, is a registered investment adviser.

     (i) Shepherd has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Shepherd is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-38210).

(o)  Columbia  Partners,  L.L.C.  ("Columbia"),   Investment  Management,   1775
Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and member of Columbia is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(p) Legacy Investment Group, LLC, d/b/a Cash Management Systems ("CMS"), 290 Turnpike Road, #338, Westborough, Massachusetts, adviser to The Cash Fund, is a registered investment adviser.

      (i)  CMS has engaged in no other business during the past two years.

      (ii) Information with respect to each officer and member of CMS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56211).

(q) Ariston Capital Management Corporation ("Ariston"), 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, adviser to the Ariston Convertible Securities Fund and the Ariston Internet Convertible Fund, is a registered investment adviser.

      (i)  Ariston has engaged in no other business during the past two years.

      (ii) Information with respect to each officer and director of Ariston is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-13209).

(r) Leader Capital Corp. ("Leader"), 121 S.W. Morrison St., Ste. 450, Portland, OR 97204, adviser to the Leader Converted Mutual Bank Fund, is a registered investment adviser.

     (i) Leader has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Leader is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56684).

(s) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund (f/k/a the Westcott Nothing But Net Fund), the Westcott Large-Cap Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.

      (ii) Information with respect to each officer and director of Aegis is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56040).

Item 27.  Principal Underwriters

(a) Unified Financial Securities, Inc., 429 North Pennsylvania Street, Indianapolis, IN 46204, is the Registrant's principal underwriter. Kenneth D. Trumpfheller, is a registered principal of the underwriter and the President and Secretary and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, the Avalon Funds, Inc., the Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, the Labrador Mutual Fund, the Lindbergh Funds, The Milestone Funds, the Regional Opportunity Fund, The Rockland Fund Trust, the Securities Management & Timing Fund, The Sparrow Funds, the TANAKA Funds, the Threshold Advisor Funds, The Unified Funds, and the Valenzuela Capital Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)  Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant's custodians, Firstar Bank, N.A., 425
Walnut Street, Cincinnati, Ohio 45202; and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or the transfer and shareholder service agent, Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204; and/or the administrator, Unified Fund Service, Inc., 1725 E. Southlake Blvd., Southlake, TX 76092.

Item 29.  Management Services

      None.

Item 30.  Undertakings

      None.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 15th day of May, 2001.

                                                     AmeriPrime Funds



By: _______/s/____________________________
    Donald S.Mendelsohn,
                                                            Attorney-in-Fact


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,*
President and Trustee

Gary E. Hippensteil,* Trustee            *By: ______/s/_________________________
                                              Donald S. Mendelsohn,
Steve L. Cobb,* Trustee                       Attorney-in-Fact

Robert A. Chopyak,* Treasurer                 May 15th, 2001
and Chief Financial Officer

         EXHIBIT INDEX

1.  Consent of Counsel.............................................EX-99.23.i.iv
2.  Consent of McCurdy & Associates CPA's, Inc......................EX-99.23.j.i